Intangible Assets - Summary Of Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Net book value	¥ 122,000	$ 17,969	¥ 148,844
IPR&D [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets	¥ 122,000	$ 17,969	¥ 148,844